Guarantees, Commitments, and Contingencies - Summary of Companys purchase obligations of future period (Detail) $ in Millions	Dec. 31, 2024 USD ($)
Guarantees Commitments And Contingencies [Abstract]
2025	$ 539
2026	5
2027	$ 1